ACR Opportunity Fund

Class I Shares (Ticker Symbol: ACROX)

ACR Equity International Fund

Class I Shares (Ticker Symbol: ACREX)

Each a series of Investment Managers Series Trust II

Supplement dated November 3, 2026, to the

Prospectus and Statement of Additional Information (“SAI”),

each dated March 31, 2026.

Eric Loyet, CFA, has been added as a portfolio manager to the ACR Opportunity Fund and the ACR Equity International Fund. Accordingly, effective immediately, the Prospectus and SAI are updated as follows:

The section “Portfolio Managers – ACR Opportunity Fund Summary Section” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

The portfolio management team is comprised of the following portfolio managers. Mr. Piechowski is the Lead Portfolio Manager and is primarily responsible for the day-to-day management of the Fund.

Name and Title	Managed the Fund Since
Tim Piechowski, CFA, Co-Chief Investment Officer and Portfolio Manager	December 2014
Nicholas Tompras, CFA, Chief Executive Officer and Co-Chief Investment Officer	December 2014
Willem Schilpzand, CFA, Portfolio Manager	December 2014
Mark Unferth, Portfolio Manager	February 2017
Eric Loyet, CFA, Portfolio Manager	September 2026

The section “Portfolio Managers – ACR Equity International Fund Summary Section” on page 18 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

The portfolio management team is comprised of the following portfolio managers. Mr. Schilpzand is the Lead Portfolio Manager and is primarily responsible for the day-to-day management of the Fund.

Name and Title	Managed the Fund Since
Willem Schilpzand, CFA, Portfolio Manager	January 2017
Nicholas Tompras, CFA, Chief Executive Officer and Co-Chief Investment Officer	January 2017
Tim Piechowski, CFA, Co-Chief Investment Officer and Portfolio Manager	January 2017
Eric Loyet, CFA, Portfolio Manager	September 2026

The first and second paragraphs under the heading entitled “Portfolio Managers” on page 35 of the Prospectus are deleted in their entirety and replaced with the following:

ACR Opportunity Fund

The portfolio management team is comprised of Tim Piechowski, CFA, Nicholas Tompras, CFA, Willem Schilpzand, CFA, Mark Unferth, and Eric Loyet, CFA. Mr. Piechowski is the Lead Portfolio Manager and is primarily responsible for the day-to-day management of the Fund. Additionally, Mr. Tompras, as Co-Chief Investment Officer of the Advisor, provides oversight to confirm that the Fund adheres to its strategy mandate, objectives, principal strategies, and policies. The Portfolio Managers work as a team in considering securities for selection and implementing portfolio strategies. Mr. Piechowski, as the Lead Portfolio Manager, has final approval of all companies in the Fund’s portfolio.

ACR Equity International Fund

The portfolio management team is comprised of Willem Schilpzand, CFA, Nicholas Tompras, CFA, Tim Piechowski, CFA, and Eric Loyet, CFA. Mr. Schilpzand is the Lead Portfolio Manager and is primarily responsible for the day-to-day management of the Fund. Additionally, Mr. Tompras and Mr. Piechowski, each as Co-Chief Investment Officer of the Advisor, provide oversight to confirm that the Fund adheres to its strategy mandate, objectives, principal strategies, and policies. The Portfolio Managers work as a team in considering securities for selection and implementing portfolio strategies. Mr. Schilpzand, as the Lead Portfolio Manager, has final approval of all companies in the Fund’s portfolio.

The Portfolio Managers’ biographies under the heading entitled “Portfolio Managers” starting on page 35 of the Prospectus are deleted in their entirety and replaced with the following:

Nicholas Tompras, CFA. Mr. Tompras founded ACR in 1999 to fulfill his vision of an asset manager built solely on fundamental investment principles. He developed ACR’s core investment philosophy and policies, and authors the firm’s quarterly investment commentary. He is the lead Portfolio Manager of ACR’s flagship Equity Quality Return (EQR) strategy and as Co-Chief Investment Officer he oversees investment policy and portfolio manager appointments. Mr. Tompras earned a B.A. from Southern Methodist University (SMU) in Dallas and has attained the Chartered Financial Analyst® (CFA®) designation. He currently serves on the SMU Dedman College Executive Board, the Board of Directors of the Foundation for Barnes-Jewish Hospital, and Greater St. Louis, Inc. as an Executive Investor Representative.

Willem Schilpzand, CFA. Mr. Schilpzand is President of ACR, the lead portfolio manager of the firm’s Equity International Fund and a co-portfolio manager of both the Equity Quality Return (EQR) and Opportunity strategies. He joined ACR in 2010 and has over 15 years of investment experience. His responsibilities include business oversight, investment idea generation, selection, and monitoring and risk management for the firm’s investment strategies. His prior experience includes positions with Merrill Lynch and IBM in the U.S. and Europe. Mr. Schilpzand earned his MBA from Columbia Business School in New York, where he completed the highly regarded Applied Value Investing Program and was nominated for the Beta Gamma Sigma honor society. He earned a BBA, Magna Cum Laude, in International Business from the University of Georgia. Mr. Schilpzand has attained the Chartered Financial Analyst® (CFA®) designation and is a dual citizen of the Netherlands and the U.S.

Tim Piechowski, CFA. Mr. Piechowski is Co-Chief Investment Officer and lead portfolio manager of the firm’s Opportunity and Equity Partners strategies, as well as a co-portfolio manager of the Equity Quality Return (EQR) strategy. His responsibilities include investment team and committee leadership as well as investment idea generation, selection, monitoring and risk management for the firm’s investment strategies. Prior to joining ACR Alpine Capital Research, Mr. Piechowski was a member of the Financials sector team at San Diego, California-based Brandes Investment Partners. During his tenure at Brandes, he focused on analyzing banks, thrifts, insurers and holding companies on a global basis. Mr. Piechowski holds a JD from Saint Louis University School of Law and earned a BSBA with concentrations in Finance and Accounting from the McDonough School of Business at Georgetown University. While at Georgetown, he held internships with Credit Suisse, Allied Irish Banks, and the Griswold Company, a direct access broker on the floor of the New York Stock Exchange. Mr. Piechowski is a member of the Missouri Bar and has earned the Chartered Financial Analyst® (CFA®) designation.

Mark Unferth. Mr. Unferth is Head of Credit and Private Markets at ACR. His responsibilities include investment idea generation, selection, monitoring and risk management. Mr. Unferth has over two decades of investor experience in performing and distressed credit. Prior to joining ACR Alpine Capital Research, Mr. Unferth co-founded Alder Hill Management, a cross-capital structure hedge fund. Previously, Mr. Unferth was a Portfolio Manager at CQS where he was head of distressed debt strategies. He has additional previous experience as a Principal at Columbus Hill Capital Management and as a Portfolio Manager at Metropolitan West Asset Management, where he was the Director of Credit Research and led its high yield business. Prior to Metropolitan West, Mr. Unferth was a Managing Director in the Leveraged Finance group at Credit Suisse. He holds an MBA in Finance from the University of Rochester and a BA in Economics from the University of North Carolina at Chapel Hill. More recently, Mr. Unferth was an Adjunct Associate Professor at Columbia Business School, where he taught a course in applied value investing.

Eric Loyet, CFA. Mr. Loyet is a Portfolio Manager with ACR Alpine Capital Research. Prior to joining ACR, Mr. Loyet was Business Analysis Director at Korein Tillery, a complex-litigation boutique specializing in financial, securities, and environmental litigation. At Korein Tillery, Mr. Loyet supported new business opportunities, litigation, and initiatives of the managing family. Prior to Korein Tillery, Mr. Loyet worked for Micron Technology, a F500 semiconductor manufacturer, where he focused on M&A, strategy, and corporate development. Mr. Loyet started his career with Guggenheim Partners, where he worked in equity research focused on oilfield services and oil strategy, before which he was a research analyst on the alternative investments team. Mr. Loyet is a CFA® charterholder and obtained a Bachelor’s and Master’s of Accountancy from the University of Missouri.

The following is added under the heading entitled “Other Accounts Managed by the Portfolio Managers” on page B-47 of the SAI:

As of September 30, 2026, information on other accounts managed by Eric Loyet, CFA is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eric Loyet, CFA	2	$272	0	$0	8,163	$11,801

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eric Loyet, CFA	0	$0	1	$95	0	$0

The following is added under the heading entitled “Ownership of the Fund by the Portfolio Managers” on page B-48 of the SAI:

The following chart sets forth the dollar range of Fund shares owned by Eric Loyet, CFA as of September 30, 2026.

Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Name of Portfolio Manager	ACR Opportunity Fund	ACR Equity International Fund
Eric Loyet, CFA	$50,001-$100,000	$10,001-$50,000

Please file this Supplement with your records.